Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Internet data center (IDC) service
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more
Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2019
RMB
2020	1,495,899
2021	1,248,228
2022	1,137,632
2023	753,652
2024	637,341
2025 and t hereafter	749,163

6,021,915